Goodwill (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Goodwill gross	$ 10,515,168	$ 10,515,168
Goodwill accumulated impairment	10,515,168	8,515,168
Goodwill net	0	2,000,000
Goodwill accumulated impairment during the period	$ 0	$ 2,000,000	$ 0